Restructuring Charges	6 Months Ended
Jun. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
During the three and six months ended June 30, 2018, the Company recorded restructuring charges of $1.1 million and $3.3 million, respectively. The restructuring charges primarily related to severance costs resulting from reorganization and realignment of resources of certain of the Company's business development, marine solutions and fleet operations functions to better respond to the changing business environment.

During the three and six months ended June 30, 2017, the Company recorded restructuring charges of $nil and $2.2 million, respectively. The restructuring charges primarily related to the reorganization and realigning of resources of certain of the Company's strategic development functions to better respond to the changing business environment, and reorganization of the Company's FPSO business to create better alignment with the Company's offshore operations.

At June 30, 2018 and December 31, 2017, $0.9 million and $1.3 million, respectively, of restructuring liabilities were recorded in accrued liabilities and other on the consolidated balance sheets.